Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 476	$ 113,156
GST recoverable	12,044	13,655
Deferred loss on derivatives	280,637	150,851
Total current assets	293,157	277,662
Intangible assets	0	26,761
Total assets	293,157	304,423
Current
Trade and other payables	147,597	122,276
Loan payable	0	26,565
Convertible promissory notes - liability portion	91,721	50,593
Derivative liability	1,610,858	370,194
Promissory notes	11,904	165,698
Total liabilities	1,862,080	735,326
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	8,876,281	7,460,158
Reserves	60,000	60,000
Accumulated deficit	(10,505,204)	(7,793,332)
Total equity (deficiency) attributable to shareholders	(1,568,923)	(273,174)
Non-controlling interest	0	(157,729)
Total liabilities and shareholders' equity (deficiency)	$ 293,157	$ 304,423